CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net profit (loss)	$ 2,118,000	$ 658,000	$ (1,012,000)
Adjustments to reconcile net profit (loss) to Net cash provided by (used in) operating activities:
Depreciation and amortization	$ 6,000	$ 13,000	17,000
Impairment of Investment			65,000
Changes in warrants to issued shares			45,000
Revaluation of convertible loan and warrants		$ 285,000	27,000
Liability for employee rights upon retirement		(5,000)	1,000
Stock based compensation	$ 36,000	41,000	12,000
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(482,000)	112,000	86,000
Decrease in other accounts receivable	32,000	10,000	39,000
Increase (decrease) in trade accounts payable	534,000	(101,000)	(179,000)
Changes in Deferred income	(254,000)	540,000	(26,000)
Increase (decrease) in other accounts payable	(16,000)	(21,000)	8,000
Increase in inventories	(454,000)	(100,000)	(92,000)
Net cash provided by (used in) operating activities	1,520,000	1,432,000	(1,009,000)
Cash flows from investing activities:
Purchase of property and equipment	(15,000)	(9,000)	(5,000)
Long-term receivables	12,000	8,000	34,000
Investment in restricted deposit	(25,000)	(10,000)	(4,000)
Net cash provided by (used in) investing activities	(28,000)	(11,000)	25,000
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	1,158,000	$ 230,000	$ 178,000
Short-term credit from bank - net	$ (34,000)
Repayments of loan from Shareholder		$ (200,000)	$ (169,000)
Repayments from Long- terms loan	$ (170,000)	(354,000)
Repayments of Long-terms loan from banks and other	$ (208,000)	$ (182,000)	$ (183,000)
Other Long terms liabilities			(82,000)
Net cash provided by (used in) financing activities	$ 746,000	$ (506,000)	(256,000)
Net increase (decrease) in cash and cash equivalents	2,238,000	915,000	(1,240,000)
Balance of cash and cash equivalents at Beginning of year	1,067,000	152,000	1,392,000
Balance of cash and cash equivalents at end of year	$ 3,305,000	$ 1,067,000	152,000
Non cash activities:
Conversion of convertible debt to equity			$ 147,000
Reclassification of warrants to equity		$ 330,000
Discount on convertible notes recognized to beneficial conversion feature			$ 50,000
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	$ 19,000	$ 39,000	$ 42,000